List of Directly or Indirectly Held Significant Subsidiaries (Details) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
North America [Member] | TD Financial International Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Financial International Ltd.
Head or principal office	Hamilton, Bermuda
North America [Member] | Meloche Monnex Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Meloche Monnex Inc.
Head or principal office	Montreal, Québec
Carrying value of shares owned by the Bank	$ 2,354
North America [Member] | Meloche Monnex Inc. [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Security National Insurance Company
Head or principal office	Montreal, Québec
North America [Member] | Meloche Monnex Inc. [member] | Primmum Insurance Company [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Primmum Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | Meloche Monnex Inc. [member] | TD Direct Insurance Inc. [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Direct Insurance Inc.
Head or principal office	Toronto, Ontario
North America [Member] | Meloche Monnex Inc. [member] | TD General Insurance Company [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD General Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | Meloche Monnex Inc. [member] | TD Home And Auto Insurance Company [member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Home and Auto Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Wealth Holdings Canada Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Holdings Canada Limited
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 5,085
North America [Member] | TD Asset Management Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Asset Management Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Asset Management Inc. [member] | GMI Servicing Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	GMI Servicing Inc.
Head or principal office	Regina, Saskatchewan
North America [Member] | TD Asset Management Inc. [member] | TD Waterhouse Private Investment Counsel Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Private Investment Counsel Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Auto Finance (Canada) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance (Canada) Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 3,321
North America [Member] | TD Group US Holdings LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Group US Holdings LLC
Head or principal office	Wilmington, Delaware
Carrying value of shares owned by the Bank	$ 68,575
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.S.A.), Inc.
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank US Holding Company
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Group US Holdings LLC [member] | TD Prime Services LLC [Member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Prime Services LLC
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | TD Securities (USA) LLC [Member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (USA) LLC
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Texas LLC [Member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (Texas) LLC
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion (New York) LLC [member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (New York) LLC
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Capital USA Inc [Member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Capital (U.S.A.), Inc.
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | Toronto Dominion Investments Inc [Member] | Toronto Dominion Holdings (U.S.A.), Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments, Inc.
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | Epoch Investment Partners Inc [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Epoch Investment Partners, Inc.
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | TDAM USA Inc [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TDAM USA Inc.
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | TD Bank USA National Association [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank USA, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Group US Holdings LLC [member] | TD Bank National Association [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Group US Holdings LLC [member] | TD Bank National Association [Member] | TD Bank US Holding Company [member] | TD Auto Finance LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance LLC
Head or principal office	Farmington Hills, Michigan
North America [Member] | TD Group US Holdings LLC [member] | TD Bank National Association [Member] | TD Bank US Holding Company [member] | TD Equipment Finance Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Equipment Finance, Inc.
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Group US Holdings LLC [member] | TD Bank National Association [Member] | TD Bank US Holding Company [member] | TD Private Client Wealth LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Private Client Wealth LLC
Head or principal office	New York, New York
North America [Member] | TD Group US Holdings LLC [member] | TD Bank National Association [Member] | TD Bank US Holding Company [member] | TD Wealth Management Services Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Management Services Inc.
Head or principal office	Mt. Laurel, New Jersey
North America [Member] | TD Investment Services Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Investment Services Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 38
North America [Member] | TD Life Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Life Insurance Company
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 93
North America [Member] | TD Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Mortgage Corporation
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 11,041
North America [Member] | TD Mortgage Corporation [member] | TD Pacific Mortgage Corporation [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Pacific Mortgage Corporation
Head or principal office	Vancouver, British Columbia
North America [Member] | TD Mortgage Corporation [member] | The Canada Trust Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Canada Trust Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Securities Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 2,656
North America [Member] | TD Vermillion Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Vermillion Holdings Limited
Carrying value of shares owned by the Bank	$ 27,487
North America [Member] | TD Vermillion Holdings Limited [Member] | TD Financial International Ltd [Member]
Disclosure of subsidiaries [line items]
Head or principal office	Toronto, Ontario
North America [Member] | TD Vermillion Holdings Limited [Member] | TD Reinsurance Barbados Inc [Member] | TD Financial International Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Reinsurance (Barbados) Inc.
Head or principal office	St. James, Barbados
North America [Member] | TD Waterhouse Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Canada Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Securities Automated Trading LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Automated Trading LLC
Head or principal office	Chicago, Illinois
International [member] | TD Global Finance Unlimited Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Global Finance Unlimited Company
Head or principal office	Dublin, Ireland
International [member] | TD Bank Europe Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank Europe Limited
Head or principal office	London, England
International [member] | Toronto Dominion Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.K.) Limited
Head or principal office	London, England
International [member] | TD Securities Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Limited
Head or principal office	London, England
International [member] | TD Ireland Unlimited Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Ireland Unlimited Company
Head or principal office	Dublin, Ireland
Carrying value of shares owned by the Bank	$ 1,322
International [member] | TD Securities Japan Co Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (Japan) Co. Ltd.
Head or principal office	Tokyo, Japan
Carrying value of shares owned by the Bank	$ 12
International [member] | Toronto Dominion Australia Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Australia Limited
Head or principal office	Sydney, Australia
Carrying value of shares owned by the Bank	$ 100
International [member] | Toronto Dominion Investments BV [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments B.V.
Head or principal office	London, England
Carrying value of shares owned by the Bank	$ 1,022
International [member] | Toronto Dominion (South East Asia) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (South East Asia) Limited
Head or principal office	Singapore, Singapore
Carrying value of shares owned by the Bank	$ 1,054